Options and Warrants (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Number Of Stock Option - Balance	285	359		378
Number Of Stock Option - Granted	181	55
Number Of Stock Option - Exercised	0	(10)
Number Of Stock Option - Cancelled	(93)	(120)
Number Of Stock Option - Balance	372	285	359	378
Number Of Stock Options - Exercisable Balance	153	171
Number Of Stock Options - Vested	69
Number Of Stock Options - Nonvested	219
Weighted Average Exercise Price - Balance	$ 4.76	$ 6.96
Weighted Average Exercise Price-Granted	$ 4.24	$ 3.76
Weighted Average Exercise Price - Exercised	$ 0	$ 2.44
Weighted Average Exercise Price - Cancelled	$ 2.88	$ 11.08
Weighted Average Exercise Price - Balance	$ 4.96	$ 4.76	$ 6.96
Weighted Average Exercise Price - Exercisable Balance	$ 5.60	$ 4.68
Weighted Average Exercise Price - Vested	$ 4.40
Weighted Average Exercise Price - Non Vested	$ 4.52
Weighted Average Fair Value - Balance	$ 4.04	$ 4.20
Weighted Average Fair Value - Granted	$ 3.44	$ 2.40
Weighted Average Fair Value - Exercised	$ 0	$ 2.00
Weighted Average Fair Value - Cancelled	$ 4.20	$ 4.00
Weighted Average Fair Value - Balance	$ 3.68	$ 4.04	$ 4.20
Weighted Average Fair Value - Exercisable	$ 4.08	$ 4.60
Weighted Average Fair Value - Vested	$ 3.12
Weighted Average Fair Value - Non Vested	$ 3.40
Weighted Average Remaining Contractual Term - Balance	8 years 1 month 6 days	6 years 10 months 24 days	7 years 8 months 12 days
Weighted Average Remaining Contractual Term - Exercisable	6 years 8 months 12 days	5 years 6 months
Weighted Average Remaining Contractual Term - Non Vested	9 years 1 month 6 days